Note 9 - Stock-based Compensation - Compensation Expense Related to Stock Options (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Compensation expense	$ 43,924	$ 66,243	$ 73,684
Fiscal Year 2012 [Member]
Compensation expense		5,359	17,417
Fiscal Year 2014 [Member]
Compensation expense		13,575	47,522
Fiscal Year 2016 [Member]
Compensation expense	1,789	16,221	8,745
Fiscal Year 2017 [Member]
Compensation expense	$ 42,135	$ 31,088